PW EUCALYPTUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)


                               SEMI ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                  JUNE 30, 2001

                           PW EUCALYPTUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)


                               SEMI ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                  JUNE 30, 2001

                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital.......................   1

Statement of Operations.....................................................   2

Statements of Changes in Members' Capital - Net Assets......................   3

Notes to Financial Statements...............................................   4

Schedule of Portfolio Investments...........................................  11


                                                                           PW EUCALYPTUS FUND, L.L.C.
                                                STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                          (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                        JUNE 30, 2001

-----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $313,899,940)                                  $351,992,097
Cash and cash equivalents                                                                     739,205
Due from Broker                                                                            36,500,762
Receivables:
  Investments sold, not settled                                                             1,725,754
  Reclaims of foreign dividend withholding taxes, at value                                    219,550
  Dividends                                                                                    66,475
  Interest                                                                                      3,253
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                              391,247,096
-----------------------------------------------------------------------------------------------------
LIABILITIES
Securities sold, not yet purchased, at value (proceeds of sales $35,735,759)               40,619,033
Payables:
  Margin loan                                                                              17,365,994
  Management fee                                                                              335,317
  Investments purchased, not settled                                                          283,703
  Administration fee                                                                          104,743
  Interest expense                                                                             79,250
  Professional fees                                                                            44,827
  Miscellaneous                                                                                30,688
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                          58,863,555
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $332,383,541
-----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                $199,370,608
Accumulated net investment loss                                                            (4,764,603)
Accumulated net realized gain on investment
  and foreign currency transactions                                                       104,546,769
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in foreign currencies                       33,230,767
-----------------------------------------------------------------------------------------------------
TOTAL MEMBERS' CAPITAL - NET ASSETS                                                      $332,383,541
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                          FOR THE SIX MONTHS ENDED JUNE 30, 2001

--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $90,574)              $1,008,734
Interest                                                                499,456
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               1,508,190
--------------------------------------------------------------------------------
EXPENSES
Management fee                                                        1,982,411
Administration fee                                                      200,448
Professional fees                                                        83,140
Miscellaneous                                                            93,868
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              2,359,867
--------------------------------------------------------------------------------
Interest expense                                                        554,323
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                        2,914,190
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,406,000)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
  Investments                                                        23,814,755
  Foreign currency transactions                                        (360,965)
Change in net unrealized appreciation from:
  Investments                                                       (53,575,209)
  Other assets and liabilities denominated in foreign currencies         (6,650)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
              FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS    (30,128,069)
--------------------------------------------------------------------------------
DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS               $(31,534,069)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

----------------------------------------------------------------------------------------------------------
                                                                        FOR THE
                                                                       SIX MONTHS
                                                                          ENDED            YEAR ENDED
                                                                      JUNE 30, 2001      DECEMBER 31, 2000
                                                                       (UNAUDITED)
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                                    $ (1,406,000)       $ (3,141,151)
Net realized gain from
  investment and foreign currency transactions                           23,453,790          81,321,547
Change in net unrealized appreciation from investments and
  other assets and liabilities denominated in foreign currencies        (53,581,859)         82,511,924
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                                   (31,534,069)        160,692,320
----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                        4,529,004         194,780,417

Member withdrawals                                                       (8,834,627)                 --

Manager withdrawals                                                     (23,852,429)         (3,416,542)

----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                                 (28,158,052)        191,363,875
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                 392,075,662          40,019,467
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                      $332,383,541        $392,075,662
----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------


   1. ORGANIZATION

      PW Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies.

      The Fund's Board of Directors, (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

      The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisers Inc. ("OrbiMed"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2001 and December 31, 2000 was $2,164,092 and $17,663,456, respectively.

      Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES

      A. PORTFOLIO VALUATION

      Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

      Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

      Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when changes in the fair values of the underlying assets are readily ascertainable, generally as evidenced by listed market prices or transactions that directly affect the value of such securities. Downward adjustments relating to such securities are made in the event that the eventual realizable value is determined to be less than the carrying value. When the Fund holds restricted securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. PORTFOLIO VALUATION (CONTINUED)

      asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns private securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities, with a value of $23,026,617, were fair valued at June 30, 2001.

      All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

      On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

      Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C. FUND EXPENSES

      The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

      D. INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

      E. CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

      PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to OrbiMed.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      UBS PaineWebber Incorporated ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the period ended June 30, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

      The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2001 and for the year ended December 31, 2000 was $8,553,566 and $18,378,745, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2001 an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

      Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended June 30, 2001 were $7,320.

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will also provide for the reimbursement of out of pocket expenses of PFPC Inc.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   4. SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of investment securities, for the six months ended June 30, 2001, amounted to $129,226,431 and $170,254,838, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $18,674,957 and $38,218,263, respectively.

      At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $33,208,883, consisting of $69,143,286 gross unrealized appreciation and $35,934,403 gross unrealized depreciation.

   5. SHORT-TERM BORROWINGS

      The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2001, the Fund's average interest rate paid on borrowings was 6.24% and the average borrowings outstanding were $17,776,298. The Fund had borrowings outstanding at June 30, 2001 totaling $17,365,994.

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

      Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

      During the six months ended June 30, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions.


   7. FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                         SIX MONTHS                            PERIOD FROM
                                                           ENDED                           NOVEMBER 22, 1999
                                                           JUNE             YEAR ENDED        (COMMENCEMENT OF
                                                          30, 2001           DECEMBER        OPERATIONS) TO
                                                        (UNAUDITED)          31, 2000       DECEMBER 31, 1999
                                                        -----------         ----------     -------------------

Ratio of net investment loss to average net assets        -0.86%*             -1.15%            -6.11%*
Ratio of total expenses to average net assets              1.78%*              1.95%             8.74%*
Ratio of operating expenses to average net assets          1.44%*              1.53%             8.73%*
Portfolio turnover rate                                   31.97%              75.13%            10.94%
Total return                                              -8.39%**            84.95%**           8.62%**
Average debt ratio                                         5.38%               5.46%             0.28%

 * Annualized.
** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   8. SUBSEQUENT EVENTS

      Effective July 1, 2001, the Fund disbursed Member capital withdrawals of $15,803,770 and the Fund recorded $234,978 in Incentive Allocation as an increase to the Manager's capital account.

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (105.82%)
                  ----------------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.69%)
         214,500  Caliper Technologies Corp. *                                                        $  4,515,225
          51,500  Caliper Technologies Corp. *, (b)                                                      1,084,075
                                                                                                      ------------
                                                                                                         5,599,300
                                                                                                      ------------
                  ELECTRONIC MEASURING INSTRUMENTS (1.63%)
         270,000  Molecular Devices Corp. *                                                              5,413,500
                                                                                                      ------------
                  MEDICAL - BIOMEDICAL/GENETICS (23.27%)
         140,000  Affymetrix, Inc. *                                                                     3,087,000
         166,000  Amgen, Inc. *, (a)                                                                    10,072,880
         460,000  ArQule, Inc. *, (a)                                                                    9,963,600
         750,000  Bio-Technology General Corp. *, (a)                                                    9,825,000
         410,000  Ciphergen Biosystems, Inc. *                                                           2,767,500
          63,640  Ciphergen Biosystems, Inc. *, (b)                                                        429,570
         269,000  Combimatrix Corp. *, (c)                                                               2,421,000
         600,000  Enchira Biotechnology Corp. *, (b)                                                       552,000
         200,000  Genzyme Corp. *                                                                       12,200,000
         600,000  Immunex Corp. *                                                                       10,650,000
         160,800  Immunomedics, Inc. *                                                                   3,441,120
         325,000  Incyte Genomics, Inc. *, (a)                                                           7,969,000
         285,000  Orchid Biosciences, Inc. *, (b)                                                        2,180,250
         150,000  Sonus Pharmaceuticals, Inc. *, (b)                                                       406,575
         116,400  Synaptic Pharmaceutical Corp. *                                                          762,420
         665,000  XTL Biopharmaceuticals, Ltd. - (United Kingdom) *, **                                    603,283
                                                                                                      ------------
                                                                                                        77,331,198
                                                                                                      ------------
                  MEDICAL - DRUGS (59.84%)
         168,000  Actelion, Ltd. - (Switzerland) *, **                                                   5,458,551
         176,000  Adolor Corp. *, (b)                                                                    3,569,702
         435,960  Altana AG - (Germany) **                                                              16,863,370
         180,000  American Home Products Corp. (a)                                                      10,575,000
         139,500  Axcan Pharma, Inc. *                                                                   1,604,250

                         The preceeding notes are an integral part of these financial statements.

                                                                                                                11

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  MEDICAL - DRUGS (CONTINUED)
         402,000  Banyu Pharmaceutical Co., Ltd. - (Japan) **                                         $  7,365,318
         128,000  Eli Lilly & Co. (a)                                                                    9,472,000
         125,000  Forest Laboratories, Inc. *, (a)                                                       8,875,000
         315,000  Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                                         7,122,605
         157,000  ICN Pharmaceuticals, Inc.                                                              4,980,040
         360,000  Novartis AG - (Switzerland) **                                                        13,028,819
         650,000  Orphan Medical, Inc. *                                                                 7,358,000
         255,000  Pfizer, Inc. (a)                                                                      10,212,750
         220,000  Pharmacia Corp. (a)                                                                   10,109,000
         384,000  Pharmacopeia, Inc. *, (a)                                                              9,216,000
         110,000  Roche Holding AG - (Switzerland) **                                                    7,925,337
         218,500  Sanofi-Synthelabo SA - (France) **                                                    14,336,057
         240,000  Schering-Plough Corp.                                                                  8,697,600
         220,000  Sepracor, Inc. *                                                                       8,756,000
          14,000  Serono SA, Class B - (Switzerland) **                                                 13,887,838
         285,000  Shionogi & Co., Ltd. - (Japan) **                                                      5,941,518
         940,000  Tanabe Seiyaku Co., Ltd. - (Japan) **                                                  8,871,224
       1,000,000  Triangle Pharmaceuticals, Inc. *, (b)                                                  4,680,000
                                                                                                      ------------
                                                                                                       198,905,979
                                                                                                      ------------
                  MEDICAL - GENERIC DRUGS (0.46%)
          54,000  Mylan Laboratories, Inc.                                                               1,519,020
                                                                                                      ------------
                  MEDICAL INSTRUMENTS (0.57%)
         161,700  Argonaut Technologies, Inc. *                                                            840,840
         350,000  Cepheid, Inc. *                                                                        1,053,500
                                                                                                      ------------
                                                                                                         1,894,340
                                                                                                      ------------
                  MEDICAL PRODUCTS (2.34%)
          15,900  Berna Biotech AG - (Switzerland) **                                                    7,784,578
                                                                                                      ------------

                         The preceeding notes are an integral part of these financial statements.

                                                                                                                12

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  PHARMACY SERVICES (0.50%)
          54,000  Syncor International Corp. *                                                        $  1,674,000
                                                                                                      ------------
                  THERAPEUTICS (15.52%)
         191,000  Abgenix, Inc. *                                                                        8,595,000
         170,000  Amylin Pharmaceuticals, Inc. *, (b)                                                    1,912,500
         445,000  BioMarin Pharmaceuticals, Inc. *, (b)                                                  5,784,377
         211,700  COR Therapeutics, Inc. *, (a)                                                          6,456,850
         230,000  Gilead Sciences, Inc. *, (a)                                                          13,383,700
         187,900  NeoPharm, Inc. *, (a)                                                                  4,791,450
         237,500  PRAECIS Pharmaceuticals, Inc. *, (a)                                                   3,904,500
         413,300  SangStat Medical Corp. *, (a)                                                          6,769,854
                                                                                                      ------------
                                                                                                        51,598,231
                                                                                                      ------------
                  TOTAL COMMON STOCK (COST $313,884,841)                                               351,720,146
                                                                                                      ------------
                  RIGHTS (0.08%)
                  --------------
          15,900  Berna Biotech AG - (Switzerland) *, **                                                   265,383
                                                                                                      ------------
                  TOTAL RIGHTS (COST $0)                                                                   265,383
                                                                                                      ------------
                  WARRANTS (0.00%)
                  ----------------
          66,750  BioMarin Pharmaceuticals, Inc., $13.10, 5/16/04 *, (b)                                     6,568
         180,000  Enchira Biotechnology Corp., $7.44, 9/8/02 *, (b)                                              0
          37,007  Insmed, Inc., $9.00, 5/31/05 *, (b)                                                            0
                                                                                                      ------------
                  TOTAL WARRANTS (COST $15,099)                                                              6,568
                                                                                                      ------------
                  COMMON STOCK SOLD, NOT YET PURCHASED ((12.22)%)
                  -----------------------------------------------
                  MEDICAL - BIOMEDICAL/GENETICS ((5.50)%)
         290,000  Biomira, Inc. *                                                                      (2,085,100)
          97,700  EntreMed, Inc. *                                                                     (1,563,200)
         100,000  Enzo Biochem, Inc. *                                                                 (3,400,000)
          24,200  Genaissance Pharmaceuticals, Inc. *                                                    (339,768)
         103,000  Gene Logic, Inc. *                                                                   (2,245,400)

                         The preceeding notes are an integral part of these financial statements.

                                                                                                                13

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------
                  MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
         481,000  Genelabs Technologies, Inc. *                                                       $   (990,860)
         125,000  Genome Therapeutics Corp. *                                                           (1,855,000)
          20,000  ICOS Corp. *                                                                          (1,280,000)
          24,200  Myriad Genetics, Inc. *                                                               (1,532,344)
          66,500  Regeneron Pharmaceuticals, Inc. *                                                     (2,304,225)
          38,600  Sangamo BioSciences, Inc. *                                                             (565,104)
          12,600  Third Wave Technologies *                                                               (130,158)
                                                                                                      ------------
                                                                                                       (18,291,159)
                                                                                                      ------------
                  MEDICAL - DRUGS ((0.23)%)
          11,000  Cephalon, Inc. *                                                                        (775,500)
                                                                                                      ------------
                  MEDICAL PRODUCTS ((0.50)%)
          83,000  Luminex Corp. *                                                                       (1,659,170)
                                                                                                      ------------
                  PHARMACY SERVICES ((0.61)%)
          54,000  Accredo Health, Inc. *                                                                (2,008,260)
                                                                                                      ------------
                  THERAPEUTICS ((5.38)%)
         222,600  Amylin Pharmaceuticals, Inc. *                                                        (2,504,250)
         144,100  Antigenics, Inc. *                                                                    (2,845,975)
         323,800  Genta, Inc. *                                                                         (4,335,682)
          82,000  ImClone Systems, Inc. *                                                               (4,329,600)
         170,000  Immune Response Corp. *                                                                 (807,500)
         227,700  Isis Pharmaceuticals, Inc. *                                                          (2,821,203)
          61,100  NeoTherapeutics, Inc. *                                                                 (240,734)
                                                                                                       (17,884,944)
                                                                                                      ------------
                  TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS $(35,735,759))                  (40,619,033)
                                                                                                      ------------

          TOTAL INVESTMENTS --  93.68% (COST $278,164,181)                                             311,373,064
          OTHER ASSETS IN EXCESS OF LIABILITIES --  6.32%                                               21,010,477
                                                                                                      ------------
          TOTAL NET ASSETS -- 100.00%                                                                 $332,383,541
                                                                                                      ============

    The preceeding notes are an integral part of these financial statements.

                                                                                                                14

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

*   Non-income producing security
** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.
(a) Partially or wholly held ($101,266,250, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased and margin loan.
(b) Private investment in public equity valued at fair value.
(c) Private equity investment valued at fair value.

    The total market value of such investments amounted to $2,421,000 which represented .73% of the net assets at June 30, 2001.

    The preceeding notes are an integral part of these financial statements.

                                                                              15